Dividends - Summary of Dividends (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Sep. 22, 2020	Sep. 24, 2019	Sep. 21, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend attributable to owners [abstract]
Dividends attributable to owners of the Company, per share	¥ 0.08742	¥ 0.07765	¥ 0.08880	¥ 0.08742	¥ 0.06601	¥ 0.09
Dividends attributable to owners of the Company, total amount paid	¥ 16,000	¥ 14,212	¥ 16,252	¥ 42,905	¥ 44,963	¥ 42,792
Dividends attributable to owners of the Company, proposed total				¥ 16,000	¥ 12,081	¥ 16,472